Fair Values Measurements (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Cash and cash equivalents
Disclosure of fair value measurement of assets [line items]
Financial Assets at fair value	$ 74,870	$ 45,605
Net investment in the lease
Disclosure of fair value measurement of assets [line items]
Financial Assets at fair value	300	471
Intercompany receivable loan from parent (related party)
Disclosure of fair value measurement of assets [line items]
Financial Assets at fair value	69,833	68,966
2025 Notes
Disclosure of fair value measurement of assets [line items]
Financial Liabilities at fair value	(542,380)
2022 Notes
Disclosure of fair value measurement of assets [line items]
Financial Liabilities at fair value		(368,306)
Term Loan B Facility
Disclosure of fair value measurement of assets [line items]
Financial Liabilities at fair value		(97,510)
Notes payable, including current portion
Disclosure of fair value measurement of assets [line items]
Financial Liabilities at fair value	(17,842)	(22,469)
Other long-term indebtness, including current portion
Disclosure of fair value measurement of assets [line items]
Financial Liabilities at fair value	(42,163)	(24,839)
Book Value | Cash and cash equivalents
Disclosure of fair value measurement of assets [line items]
Financial Assets at book value	74,870	45,605
Book Value | Net investment in the lease
Disclosure of fair value measurement of assets [line items]
Financial Assets at book value	300	471
Book Value | Intercompany receivable loan from parent (related party)
Disclosure of fair value measurement of assets [line items]
Financial Assets at book value	69,833	68,966
Book Value | 2025 Notes
Disclosure of fair value measurement of assets [line items]
Financial Liabilities at book Value	(480,586)	0
Book Value | 2022 Notes
Disclosure of fair value measurement of assets [line items]
Financial Liabilities at book Value	0	(371,677)
Book Value | Term Loan B Facility
Disclosure of fair value measurement of assets [line items]
Financial Liabilities at book Value	0	(95,944)
Book Value | Notes payable, including current portion
Disclosure of fair value measurement of assets [line items]
Financial Liabilities at book Value	(17,842)	(22,469)
Book Value | Other long-term indebtness, including current portion
Disclosure of fair value measurement of assets [line items]
Financial Liabilities at book Value	(42,163)	(24,839)
Fair Value | Cash and cash equivalents
Disclosure of fair value measurement of assets [line items]
Financial Assets at fair value	74,870	45,605
Fair Value | Net investment in the lease
Disclosure of fair value measurement of assets [line items]
Financial Assets at fair value	300	471
Fair Value | Intercompany receivable loan from parent (related party)
Disclosure of fair value measurement of assets [line items]
Financial Assets at fair value	69,833	68,966
Fair Value | 2025 Notes
Disclosure of fair value measurement of assets [line items]
Financial Liabilities at fair value	(542,380)	0
Fair Value | 2022 Notes
Disclosure of fair value measurement of assets [line items]
Financial Liabilities at fair value	0	(368,306)
Fair Value | Term Loan B Facility
Disclosure of fair value measurement of assets [line items]
Financial Liabilities at fair value	0	(97,510)
Fair Value | Notes payable, including current portion
Disclosure of fair value measurement of assets [line items]
Financial Liabilities at fair value	(17,842)	(22,469)
Fair Value | Other long-term indebtness, including current portion
Disclosure of fair value measurement of assets [line items]
Financial Liabilities at fair value	$ (42,163)	$ (24,839)